Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 480,931	$ 21,496
Restricted cash	55,178	19,700
Accounts receivable (net of allowance for doubtful accounts of $5,047 and $5,005 as of December 31, 2020 and 2021, respectively)	88,717	76,298
Notes receivable	11,144	20,839
Inventories, net	53,424	44,968
Prepaid expenses and other current assets	17,127	6,022
Amount due from related parties	85
Total Current Assets	706,606	189,323
Property, plant and equipment, net	253,057	198,017
Land use rights, net	14,008	14,001
Acquired intangible assets, net	1,882	2,279
Other non-current assets	19,738	890
Total Assets	995,291	404,510
Current liabilities:
Accounts payable	40,408	42,007
Advance from customers	1,526	2,446
Accrued expenses and other current liabilities	58,740	60,628
Income tax payables	666	664
Short-term bank borrowings	13,301	12,184
Notes payable	60,953	35,782
Bonds payable		29,915
Total Current Liabilities	175,594	183,626
Deposit liability for series B2 convertible preferred shares (“Series B2 Preferred”)		21,792
Long-term bonds payable	73,147	73,147
Warrant liability	1,105
Share-based compensation liability	18,925
Other non-current liabilities	39,822	110,597
Total Liabilities	308,593	389,162
Mezzanine Equity (Note 18 and Note 20)
Series C1 convertible redeemable preferred shares (“Series C1 Preferred”) (US$0.0001 par value; 26,757,258 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)		80,581
Series C2 convertible redeemable preferred shares (“Series C2 Preferred”) (US$0.0001 par value; 20,249,450 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)		81,966
Series D1 convertible redeemable preferred shares (“Series D1 Preferred”) (US$0.0001 par value; 22,311,516 authorized, issued and outstanding as of December 31, 2020 and nil authorized, issued and outstanding as of December 31, 2021)		146,583
Redeemable noncontrolling interests		90,820
Total Mezzanine Equity		399,950
Commitments and contingencies (Note 27)
Shareholders’ (Deficit)/Equity
Common Stock (par value of US$0.0001 per share, 240,450,000 and 750,000,000 shares authorized as of December 31, 2020 and 2021; 99,028,297 and 300,530,516 shares issued, and 99,028,297 and 298,843,016 shares outstanding as of December 31, 2020 and 2021)	30	6
Additional paid-in capital	1,306,034
Statutory reserves	6,032	6,032
Accumulated deficit	(632,099)	(397,996)
Accumulated other comprehensive income	6,701	7,356
Total Shareholders’ (Deficit)/Equity	686,698	(384,602)
Total Liabilities, Mezzanine Equity and Shareholders’ (Deficit)/Equity	$ 995,291	$ 404,510